UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2591
RiverSource Money Market Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia Money Market Fund

Semiannual Report for the Period Ended
January 31, 2011

Columbia Money Market Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	6

Portfolio of Investments	9

Statement of Assets and Liabilities	15

Statement of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	29

Proxy Voting	40

Approval of Investment Management Services Agreement	40

Results of Meeting of Shareholders	41

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Money Market Fund (the Fund) Class A shares advanced 0.01% for the six months ended January 31, 2011.

>	The Fund’s annualized simple yield was 0.01% and its annualized compound yield was 0.01% for the seven-day period ended January 31, 2011. These yields reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended January 31, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Money Market Fund Class A	+0.01%	+0.02%	+0.67%	+2.25%	+1.97%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at January 31, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	inception**
Class A (inception 10/6/75)	+0.01%	+0.02%	+0.67%	+2.25%	+1.97%	N/A

Class B (inception 3/20/95)	+0.01%	+0.01%	+0.44%	+1.83%	+1.46%	N/A

Class C (inception 6/26/00)	+0.01%	+0.01%	+0.44%	+1.84%	+1.47%	N/A

Class I (inception 3/4/04)	+0.01%	+0.01%	+0.76%	+2.43%	N/A	+2.36%

Class R (inception 8/3/09)	+0.03%	+0.10%	N/A	N/A	N/A	+0.12%

Class R5 (inception 12/11/06)	+0.01%	+0.01%	+0.75%	N/A	N/A	+1.89%

Class W (inception 12/1/06)	+0.01%	+0.01%	+0.64%	N/A	N/A	+1.76%

Class Z (inception 4/30/10)	+0.01%	N/A	N/A	N/A	N/A	+0.01%*

With sales charge
Class B (inception 3/20/95)	-5.00%	-4.99%	-0.57%	+1.46%	+1.46%	N/A

Class C (inception 6/26/00)	-0.99%	-0.99%	+0.44%	+1.84%	+1.47%	N/A

The “Without sales charge” returns for Class B and Class C shares do not include applicable contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class B and Class C shares include: the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class A, Class I, Class R, Class R5, Class W and Class Z shares are not subject to sales charges. See the Fund’s prospectus for details on eligibility.

*	Not annualized.
**	For classes with less than 10 years performance.

4  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at January 31, 2011)

Asset-Backed Commercial Paper	28.8%

Asset-Backed Securities(2)	2.5

Certificates of Deposit	5.7

Commercial Paper	17.7

Repurchase Agreements	0.6

U.S. Government & Agency Obligations	28.3

U.S. Government-Insured Debt(3)	16.4

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.
(2)	Category comprised of short-term asset-backed securities.
(3)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  5

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads); and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until January 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	August 1, 2010(a)	January 31, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

Class B

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

Class C

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

Class I

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

Class R

Actual(b)	$1,000	$1,000.30	$1.01	.20%

Hypothetical (5% return before expenses)	$1,000	$1,024.33	$1.03	.20%

Class R5

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

Class W

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	August 1, 2010(a)	January 31, 2011	the period(a)	expense ratio
Class Z

Actual(b)	$1,000	$1,000.10	$1.17	.23%

Hypothetical (5% return before expenses)	$1,000	$1,024.18	$1.18	.23%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended January 31, 2011: +0.01% for Class A, +0.01% for Class B, +0.01% for Class C, +0.01% for Class I, +0.03% for Class R, +0.01% for Class R5, +0.01% for Class W and +0.01% for Class Z.

8  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Money Market Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Effective	Par/
Issuer	Yield	Principal	Value

Asset-Backed Commercial Paper (28.8%)

Amsterdam Funding Corp.
02/03/11	0.180%	$21,000,000	$20,999,685
03/14/11	0.250%	16,000,000	15,995,444
Amsterdam Funding Corp.(a)
02/08/11	0.230%	37,000,000	36,998,129

Argento Variable Funding Co. LLC
02/09/11	0.240%	15,000,000	14,999,100
03/28/11	0.290%	25,000,000	24,988,924

Bryant Park Funding LLC
03/04/11	0.240%	11,997,520	11,997,520

Chariot Funding LLC
02/24/11	0.220%	35,000,000	34,994,857
02/25/11	0.220%	20,000,000	19,996,933
03/07/11	0.240%	31,000,000	30,992,973

FCAR Owner Trust Series I
02/11/11	0.230%	40,500,000	40,497,188
02/16/11	0.240%	25,000,000	24,997,396
02/22/11	0.240%	10,500,000	10,498,469

Fairway Finance Co. LLC
02/14/11	0.220%	16,509,629	16,509,629

Falcon Asset Securitization Co. LLC
02/14/11	0.220%	38,996,761	38,996,761

Jupiter Securitization Co. LLC
02/28/11	0.220%	28,000,000	27,995,170

Jupiter Securitization Co. LLC(a)
02/11/11	0.210%	54,000,000	53,996,550

Market Street Funding LLC
03/15/11	0.240%	18,000,000	17,994,960

Market Street Funding LLC(a)
02/23/11	0.220%	23,766,000	23,762,660

Old Line Funding LLC
02/09/11	0.210%	15,326,217	15,326,217

Regency Markets No. 1 LLC
02/22/11	0.240%	38,000,000	37,994,458

Regency Markets No. 1 LLC(a)
02/15/11	0.250%	33,000,000	32,996,663

Salisbury Receivables Co. LLC(a)
02/22/11	0.230%	20,000,000	19,997,200
02/25/11	0.230%	20,000,000	19,996,800

Sheffield Receivables Corp.
03/03/11	0.240%	20,000,000	19,996,000

Sheffield Receivables Corp.(a)
02/11/11	0.230%	20,000,000	19,998,611

Windmill Funding Corp.
02/01/11	0.000%	$40,000,000	$40,000,000
02/15/11	0.260%	22,000,000	21,997,690

Total Asset-Backed Commercial Paper
(Cost: $695,515,987)			$695,515,987

Commercial Paper (17.7%)

Banking (11.8%)
BNP Paribas Finance, Inc.
02/01/11	0.000%	$25,000,000	$25,000,000
02/07/11	0.230%	31,000,000	30,998,605

Barclays U.S. Funding LLC
02/03/11	0.170%	16,999,764	16,999,764

HSBC U.S.A., Inc.
02/10/11	0.220%	40,000,000	39,997,600
03/24/11	0.240%	47,400,000	47,383,884

Royal Bank Of Scotland PLC (The)
02/03/11	0.160%	25,000,000	24,999,667
02/23/11	0.230%	31,000,000	30,995,453

Scotiabanc, Inc.(a)
02/08/11	0.200%	49,397,887	49,397,887

State Street Corp.
03/10/11	0.230%	18,195,698	18,195,698

Total			283,968,558

Life Insurance (3.8%)
MetLife Short Term Funding LLC
02/28/11	0.240%	40,000,000	39,992,500
03/01/11	0.230%	28,000,000	27,994,991
New York Life Capital Corp.
03/25/11	0.220%	8,005,000	8,002,456
New York Life Capital Corp.(a)
03/18/11	0.220%	16,200,000	16,195,545

Total			92,185,492

Non-Captive Diversified (2.1%)

General Electric Capital Services, Inc.
02/04/11	0.170%	51,999,003	51,999,003

Total Commercial Paper
(Cost: $428,153,053)			$428,153,053

See accompanying Notes to Financial Statements.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Certificates of Deposit (5.7%)

Bank Of Montreal
02/15/11	0.220%	$37,000,000	$37,000,000
03/09/11	0.230%	45,000,000	45,000,000
Toronto Dominion Bank
02/24/11	0.210%	55,000,000	55,000,000

Total Certificates of Deposit
(Cost: $137,000,000)			$137,000,000

U.S. Government & Agency Obligations (28.3%)

Federal Home Loan Banks
11/25/11	0.400%	$34,000,000	$34,000,000
12/09/11	0.400%	35,000,000	35,000,000
12/09/11	0.400%	31,000,000	31,000,000
12/09/11	0.400%	17,000,000	16,999,291
Federal Home Loan Banks(b)
01/19/12	0.270%	15,000,000	15,000,000
01/24/12	0.270%	25,000,000	25,000,000
U.S. Treasury Bills
02/10/11	0.110%	100,000,000	99,996,850
02/17/11	0.090%	317,000,000	316,986,233
03/03/11	0.140%	60,000,000	59,992,625
05/19/11	0.190%	50,000,000	49,972,507

Total U.S. Government & Agency Obligations
(Cost: $683,947,506)			$683,947,506

Repurchase Agreements (0.7%)

Barclays Bank PLC dated 01/31/11, matures 02/01/11, repurchase price $15,800,092 (collateralized by: U.S. Treasury Bond total market value $15,800,065)
	4.625%	$15,800,000	$15,800,000

Total Repurchase Agreements
(Cost: $15,800,000)			$15,800,000

U.S. Government-Insured Debt (16.4%)

Straight-A Funding LLC(a)(c)
U.S. Treasury Government Guaranty
02/02/11	0.110%	$44,106,000	$44,105,731
02/07/11	0.190%	23,024,000	23,023,156
02/07/11	0.210%	17,000,000	16,999,320
02/09/11	0.190%	29,255,000	29,253,635
02/14/11	0.220%	$10,006,000	$10,005,169
02/16/11	0.190%	30,213,000	30,210,482
02/18/11	0.190%	50,000,000	49,995,278
03/02/11	0.250%	31,381,000	31,374,680
03/04/11	0.210%	42,022,000	42,014,401
03/14/11	0.230%	35,000,000	34,990,832
03/16/11	0.230%	30,000,000	29,991,758
03/18/11	0.220%	10,440,000	10,437,129
Straight-A Funding LLC(c)
U.S. Treasury Government Guaranty
02/18/11	0.190%	43,041,000	43,036,935

Total U.S. Government-Insured Debt
(Cost: $395,438,506)			$395,438,506

Asset-Backed Securities (2.6%)

Car Loan (2.6%)
AmeriCredit Automobile Receivables Trust Series 2010-3 Class A1
10/11/11	0.311%	$8,561,569	$8,561,569
Honda Auto Receivables Owner Trust Series 2010-3 Class A1
06/21/11	0.310%	18,416,073	18,416,073
Santander Drive Auto Receivables Trust Series 2010-B Class A1(d)
12/15/11	0.374%	34,648,700	34,648,700

Total Asset-Backed Securities
(Cost: $61,626,342)			$61,626,342

Total Investments
(Cost: $2,417,481,394)			$2,417,481,394
Other Assets & Liabilities, Net			(4,843,504)

Net Assets			$2,412,637,890

See accompanying Notes to Financial Statements.

10  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $625,741,616 or 25.94% of net assets.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on January 31, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $34,648,700 or 1.44% of net assets.

See accompanying Notes to Financial Statements.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See accompanying Notes to Financial Statements.

12  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Short-Term Securities
Asset Backed Commercial Paper	$—	$695,515,987	$—	$695,515,987
Commercial Paper	—	428,153,053	—	428,153,053
Certificates of Deposit	—	137,000,000	—	137,000,000
U.S. Government & Agency Obligations	—	683,947,506	—	683,947,506
Repurchase Agreements	—	15,800,000	—	15,800,000
U.S. Government-Insured Debt	—	395,438,506	—	395,438,506
Asset-Backed Securities	—	61,626,342	—	61,626,342

Total Short-Term Securities	—	2,417,481,394	—	2,417,481,394

Total	$—	$2,417,481,394	$—	$2,417,481,394

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

See accompanying Notes to Financial Statements.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

14  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
January 31, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $2,417,481,394)	$2,417,481,394
Cash	401,547
Receivable for:
Capital shares sold	9,659,656
Interest	115,065
Expense reimbursement due from Investment Manager	97,240

Total assets	2,427,754,902

Liabilities
Payable for:
Capital shares purchased	14,242,076
Dividend distributions to shareholders	17,287
Investment management fees	61,562
Distribution fees	1,418
Transfer agent fees	189,917
Administration fees	10,536
Other expenses	594,216

Total liabilities	15,117,012

Net assets applicable to outstanding capital stock	$2,412,637,890

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  15

Statement of Assets and Liabilities (continued)
January 31, 2011 (Unaudited)

Represented by
Paid-in capital	$2,412,711,391
Excess of distributions over net investment income	(74,720)
Accumulated net realized gain	1,219

Total — representing net assets applicable to outstanding capital stock	$2,412,637,890

Net assets
Class A	$2,275,326,598
Class B	$22,791,375
Class C	$7,814,720
Class I	$22,480,307
Class R	$20,805
Class R5	$767,578
Class W	$31,202,516
Class Z	$52,233,991
Shares outstanding
Class A	2,275,333,073
Class B	22,792,251
Class C	7,814,762
Class I	22,480,398
Class R	20,804
Class R5	767,570
Class W	31,203,105
Class Z	52,234,622
Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class I	$1.00
Class R	$1.00
Class R5	$1.00
Class W	$1.00
Class Z	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended January 31, 2011 (Unaudited)

Net investment income
Income:
Interest	3,016,106

Expenses:
Investment management fees	3,958,244
Distribution fees
Class B	103,861
Transfer agent fees
Class A	3,213,998
Class B	39,199
Class C	10,289
Class R	11
Class R5	107
Class W	41,432
Class Y	1,315
Class Z	51,901
Administration fees	679,624
Plan administration fees
Class R	1
Class Y	3,743
Compensation of board members	31,637
Custodian fees	17,000
Printing and postage fees	267,450
Registration fees	138,503
Professional fees	34,789
Other	80,296

Total expenses	8,673,400
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(5,748,176)

Total net expenses	2,925,224

Net investment income	90,882

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$1,090

Net realized gain	1,090

Net realized and unrealized gain	1,090

Net increase in net assets resulting from operations	$91,972

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  17

Statements of Changes in Net Assets

	Six months ended	Year ended
	January 31, 2011	July 31, 2010
	(Unaudited)
Operations
Net investment income	$90,882	$1,131,009
Net realized gain	1,090	130
Increase in payments by affiliates (Note 4)	—	16,034,529

Net increase in net assets resulting from operations	91,972	17,165,668

Distributions to shareholders from:
Net investment income
Class A	(94,102)	(1,291,295)
Class B	(970)	(4,170)
Class C	(310)	(449)
Class I	(1,234)	(6,376)
Class R	(2)	(4)
Class R5	(38)	(11)
Class W	(1,665)	(1,982)
Class Y	(249)	(2,828)
Class Z	(2,154)	(436)

Total distributions to shareholders	(100,724)	(1,307,551)

Decrease in net assets from capital share transactions	(266,264,130)	(836,237,268)

Total decrease in net assets	(266,272,882)	(820,379,151)
Net assets at beginning of period	2,678,910,772	3,499,289,923

Net assets at end of period	$2,412,637,890	$2,678,910,772

Excess of distributions over net investment income	$(74,720)	$(64,878)

	Six months ended		Year ended
	January 31, 2011		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,232,461,059	1,232,461,059	2,739,187,933	2,739,122,416
Conversions from Class B	6,662,806	6,662,807	10,964,428	10,964,428
Distributions reinvested	94,792	94,803	1,315,638	1,315,664
Redemptions	(1,492,473,081)	(1,492,473,082)	(3,516,770,822)	(3,516,770,831)

Net decrease	(253,254,424)	(253,254,413)	(765,302,823)	(765,368,323)

Class B shares
Subscriptions	7,967,696	7,967,696	24,198,866	24,198,867
Distributions reinvested	958	962	3,959	3,967
Conversions to Class A	(6,662,805)	(6,662,807)	(10,964,426)	(10,964,428)
Redemptions	(12,440,342)	(12,440,343)	(56,019,716)	(56,019,717)

Net decrease	(11,134,493)	(11,134,492)	(42,781,317)	(42,781,311)

18  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months ended		Year ended
	January 31, 2011		July 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class C shares
Subscriptions	7,058,665	7,058,666	8,622,033	8,624,023
Distributions reinvested	284	288	411	415
Redemptions	(7,153,727)	(7,153,727)	(7,819,610)	(7,819,610)

Net increase (decrease)	(94,778)	(94,773)	802,834	804,828

Class I shares
Subscriptions	3,584,749	3,584,749	10,529,980	10,587,080
Distributions reinvested	1,299	1,299	7,449	7,449
Redemptions	(8,280,565)	(8,280,565)	(58,154,089)	(58,154,089)

Net decrease	(4,694,517)	(4,694,517)	(47,616,660)	(47,559,560)

Class R shares
Subscriptions	18,304	18,304	2,500	2,499

Net increase	18,304	18,304	2,500	2,499

Class R5 shares
Subscriptions	1,074,629	1,074,628	2,135,461	2,135,434
Distributions reinvested	38	38	7	7
Redemptions	(1,032,725)	(1,032,725)	(1,414,840)	(1,414,840)

Net increase	41,942	41,941	720,628	720,601

Class W shares
Subscriptions	4,837,950	4,837,950	21,549,363	21,572,208
Distributions reinvested	1,741	1,741	1,966	1,966
Redemptions	(8,213,961)	(8,213,961)	(18,445,691)	(18,445,691)

Net increase (decrease)	(3,374,270)	(3,374,270)	3,105,638	3,128,483

Class Y shares
Subscriptions	650,177	650,177	8,608,179	8,592,048
Distributions reinvested	229	229	2,831	2,831
Conversions to Class Z	(25,902,387)	(25,902,387)	—	—
Redemptions	(938,348)	(938,348)	(13,595,360)	(13,595,360)

Net decrease	(26,190,329)	(26,190,329)	(4,984,350)	(5,000,481)

Class Z shares
Subscriptions	30,522,610	30,522,611	34,381,767	34,381,507
Conversions from Class Y	25,902,387	25,902,387	—	—
Distributions reinvested	2,106	2,120	298	336
Redemptions	(24,008,699)	(24,008,699)	(14,565,847)	(14,565,847)

Net increase	32,418,404	32,418,419	19,816,218	19,815,996

Total net decrease	(266,264,161)	(266,264,130)	(836,237,332)	(836,237,268)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  19

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010		2009	2008		2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income	.000	(a)	.000	(a)	.008	.03		.05	.04
Net realized and unrealized gain (loss) on investments	.000	(a)	(.005	)(b)	(.007)	—		—	—
Increase from payments by affiliate	.000	(a)	.005		.007	—		—	—

Total from investment operations	.000	(a)	.000	(a)	.008	.03		.05	.04

Less distributions to shareholders from:
Net investment income	(.000	)(a)	(.000	)(a)	(.008)	(.03)		(.05)	(.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total return	0.01%		0.05%	(c)	0.79% (d)	3.52%		4.80%	3.82%	(e)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.67%	(f)	0.75%		0.73%	0.65%		0.70%	0.83%

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.25%		0.61%	0.65%	(h)	0.70%	0.75%

Net investment income	0.01%	(f)	0.04%		0.86%	3.45%		4.65%	3.75%

Supplemental data
Net assets, end of period (in thousands)	$2,275,327		$2,528,588		$3,278,886	$4,728,064		$4,662,136	$3,692,187

See accompanying Notes to Financial Highlights.

20  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010		2009	2008		2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income (loss)	.000	(a)	(.000	)(a)	.005	.03		.04	.03
Net realized and unrealized gain (loss) on investments	.000	(a)	(.006	)(b)	(.007)	—		—	—
Increase from payments by affiliate	.000	(a)	.006		.007	—		—	—

Total from investment operations	.000	(a)	(.000	)(a)	.005	.03		.04	.03

Less distributions to shareholders from:
Net investment income	(.000	)(a)	(.000	)(a)	(.005)	(.03)		(.04)	(.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total return	0.01%		0.01%	(c)	0.45% (d)	2.84%		4.11%	3.14%	(e)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	1.44%	(f)	1.43%		1.39%	1.30%		1.36%	1.49%

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.30%		0.93%	1.30%	(h)	1.36%	1.40%

Net investment income (loss)	0.00%	(f),(i)	(0.01%	)	0.41%	2.70%		3.98%	3.05%

Supplemental data
Net assets, end of period (in thousands)	$22,791		$33,927		$76,370	$85,973		$75,692	$102,978

See accompanying Notes to Financial Highlights.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010		2009	2008		2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income (loss)	.000	(a)	(.000	)(a)	.005	.03		.04	.03
Net realized and unrealized gain (loss) on investments	.000	(a)	(.005	)(b)	(.007)	—		—	—
Increase from payments by affiliate	.000	(a)	.005		.007	—		—	—

Total from investment operations	.000	(a)	(.000	)(a)	.005	.03		.04	.03

Less distributions to shareholders from:
Net investment income	(.000	)(a)	(.000	)(a)	(.005)	(.03)		(.04)	(.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total return	0.01%		0.01%	(c)	0.46% (d)	2.85%		4.12%	3.14%	(e)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.67%	(f)	1.18%		1.39%	1.30%		1.36%	1.49%

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.30%		0.96%	1.30%	(h)	1.36%	1.41%

Net investment income (loss)	0.01%	(f)	(0.00%	)(i)	0.44%	2.60%		4.00%	3.05%

Supplemental data
Net assets, end of period (in thousands)	$7,815		$7,910		$7,073	$7,698		$3,601	$2,505

See accompanying Notes to Financial Highlights.

22  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010		2009	2008		2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income	.000	(a)	.000	(a)	.010	.04		.05	.04
Net realized and unrealized gain (loss) on investments	.000	(a)	(.006	)(b)	(.007)	—		—	—
Increase from payments by affiliate	.000	(a)	.006		.007	—		—	—

Total from investment operations	.000	(a)	.000	(a)	.010	.04		.05	.04

Less distributions to shareholders from:
Net investment income	(.000	)(a)	.000	(a)	(.010)	(.04)		(.05)	(.04)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total return	0.01%		0.01%	(c)	0.96% (d)	3.81%		5.14%	4.16%	(e)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.41%	(f)	0.41%		0.43%	0.37%		0.38%	0.42%

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.29%		0.43%	0.37%	(h)	0.38%	0.42%

Net investment income	0.01%	(f)	0.01%		1.02%	3.55%		4.97%	4.42%

Supplemental data
Net assets, end of period (in thousands)	$22,480		$27,175		$74,517	$86,516		$49,244	$63,331

See accompanying Notes to Financial Highlights.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months
	ended		Year ended
	Jan. 31,		July 31,
	2011		2010(j)
	(Unaudited)
Class R(k)
Per share data
Net asset value, beginning of period	$1.00		$1.00

Net investment income	.000	(a)	.002
Net realized and unrealized gain (loss) on investments	.000	(a)	(.001	)(b)
Increase from payments by affiliate	.000	(a)	—

Total from investment operations	.000	(a)	.001

Less distributions to shareholders from:
Net investment income	(.000	)(a)	(.001)

Net asset value, end of period	$1.00		$1.00

Total return	0.03%		0.14%	(c)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.57%	(f)	0.80%	(f)

Net expenses after fees waived or expenses reimbursed(g)	0.20%	(f)	0.07%	(f)

Net investment income	0.03%	(f)	0.21%	(f)

Supplemental data
Net assets, end of period (in thousands)	$21		$3

See accompanying Notes to Financial Highlights.

24  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010		2009	2008		2007(l)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	.000	(a)	.000	(a)	.009	.04		.03
Net realized and unrealized gain (loss) on investments	.000	(a)	(.002	)(b)	(.007)	—		—
Increase from payments by affiliate	.000	(a)	.002		.007	—		—

Total from investment operations	.000	(a)	.000	(a)	.009	.04		.03

Less distributions to shareholders from:
Net investment income	(.000	)(a)	(.000	)(a)	(.009)	(.04)		(.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.01%		0.04%	(c)	0.91% (d)	3.75%		3.20%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.44%	(f)	0.45%		0.51%	0.41%		0.44%	(f)

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.18%		0.49%	0.41%	(h)	0.44%	(f)

Net investment income	0.01%	(f)	0.05%		0.90%	3.68%		4.90%	(f)

Supplemental data
Net assets, end of period (in thousands)	$768		$726		$5	$5		$5

See accompanying Notes to Financial Highlights.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  25

Financial Highlights (continued)

	Six months
	ended
	Jan. 31,		Year ended July 31,
	2011		2010		2009	2008		2007(m)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income (loss)	.000	(a)	(.000	)(a)	.008	.04		.03
Net realized and unrealized gain on investments	.000	(a)	(.005	)(b)	(.007)	—		—
Increase from payments by affiliate	.000	(a)	.005		.007	—		—

Total from investment operations	.000	(a)	(.000	)(a)	.008	.04		.03

Less distributions to shareholders from:
Net investment income	(.000	)(a)	(.000	)(a)	(.008)	(.04)		(.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	0.01%		0.01%	(c)	0.76% (d)	3.49%		3.13%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.66%	(f)	0.68%		0.73%	0.67%		0.65%	(f)

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.30%		0.64%	0.67%	(h)	0.65%	(f)

Net investment income (loss)	0.01%	(f)	(0.00%	)(i)	0.78%	4.05%		4.46%	(f)

Supplemental data
Net assets, end of period (in thousands)	$31,203		$34,577		$31,351	$38,283		$120,155

See accompanying Notes to Financial Highlights.

26  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended		Year ended
	Jan. 31,		July 31,
	2011		2010(n)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$1.00		$1.00

Net investment income	.000	(a)	.000	(a)
Net realized and unrealized gain on investments	.000	(a)	(.000	)(a),(b)
Increase from payments by affiliate	.000	(a)	—

Total from investment operations	.000	(a)	.000	(a)

Less distributions to Shareholders from:
Net investment income	(.000	)(a)	(.000	)(a)

Net asset value, end of period	$1.00		$1.00

Total return	0.01%		0.00%	(c),(i)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.64%	(f)	0.61%	(f)

Net expenses after fees waived or expenses reimbursed(g)	0.23%	(f)	0.26%	(f)

Net investment income	0.01%	(f)	0.02%	(f)

Supplemental data
Net assets, end of period (in thousands)	$52,234		$19,816

See accompanying Notes to Financial Highlights.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

Notes to Financial Highlights

(a)	Rounds to less than $0.001.
(b)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	During the year ended July 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.53% for Class A, 0.59% for Class B and Class I, 0.48% for Class C, 0.19% for Class R5 and 0.50% for Class W. There was no impact to the total return for Class R and Class Z.
(d)	During the year ended July 31, 2009, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.74% for Class A and 0.71% for Class B, Class C, Class I, Class R5 and Class W.
(e)	During the year ended July 31, 2006, the Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(f)	Annualized.
(g)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.
(h)	For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.63% for Class A, 1.29% for Class B, 1.29% for Class C, 0.36% for Class I, 0.41% for Class R5 and 0.65% for Class W.
(i)	Rounds to less than 0.01%.
(j)	For the period from August 3, 2009 (when shares became available) to July 31, 2010.
(k)	Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(l)	For the period from December 11, 2006 (when shares became available) to July 31, 2007.
(m)	For the period from December 1, 2006 (when shares became available) to July 31, 2007.
(n)	For the period from April 30, 2010 (when shares became available) to July 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
January 31, 2011 (Unaudited)

Note 1. Organization

Columbia Money Market Fund (the Fund), a series of RiverSource Money Market Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. On February 15, 2011, shareholders approved a proposal to reorganize the Fund into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. The reorganization was completed on March 7, 2011.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock ($0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are not subject to sales charges.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Effective September 7, 2010, Class Y shares were converted to Class Z shares.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

30  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income, including amortization of premium and discount, is recognized daily.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.330% to 0.150% as the Fund’s net assets increase. The management fee for the six months ended January 31, 2011 was 0.31% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended January 31, 2011 was 0.05% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended January 31, 2011, other expenses paid to this company were $4,908.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

32  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R5 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended January 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.27%
Class B	0.28
Class C	0.27
Class R	0.16
Class R5	0.03
Class W	0.25
Class Z	0.23

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, prior to September 7, 2010, the Fund paid an annual fee at a rate of 0.15% of the Fund’s average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended January 31, 2011, the Distributor agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the 0.85% fee for Class B shares and 0.25% of the 0.50% fee for Class R shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,798,000 and $23,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
CDSCs received by the Distributor for distributing Fund shares were $38,888 for Class B and $4,486 for Class C for the six months ended January 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended January 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class I	0.23
Class R	0.20
Class R5	0.23
Class W	0.23
Class Z	0.23

34  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

The waived/reimbursed fees and expenses for the transfer agent fees and other expenses at the class level were as follows:

Class A	$3,194,633
Class B	142,471
Class C	10,215
Class R	13
Class R5	107
Class W	41,176
Class Y	7,901
Class Z	51,061

The management fees waived/reimbursed at the Fund level were $2,300,599.

Under an agreement which was effective until September 30, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses will not exceed the following percentage of the class’ average daily net assets:

Class A	0.65%
Class B	1.31
Class C	1.31
Class I	0.37
Class R	0.92
Class R5	0.42
Class W	0.67
Class Z	0.55

Effective October 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until September 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses will not exceed the following percentage of the class’ average daily net assets:

Class A	0.62%
Class B	1.27
Class C	1.27
Class I	0.32
Class R	0.77
Class R5	0.37
Class W	0.62
Class Z	0.52

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Note 4. Payments by Affiliates

From August 3, 2009 through June 30, 2010, due to realized losses of the Fund, Ameriprise Financial paid approximately $16.0 million to the Fund. These payments reimbursed the Fund for prior year losses on securities and provided support to the Fund’s $1.00 net asset value per share. These reimbursements were voluntary, could have been discontinued at any time and do not contractually obligate Ameriprise Financial to reimburse future realized or unrealized losses that may occur. This amount is recorded on the Statements of Changes in Net Assets as an increase in payments by affiliates.

Note 5. Shareholder Concentration

At January 31, 2011, the Investment Manager along with affiliated funds-of-funds owned 100% of Class I shares.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment

36  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended January 31, 2011.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

38  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  39

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (Columbia Management) serves as investment manager, the Fund’s Board of Directors (the Board) approved, subject to approval by shareholders, a new investment management services agreement between the Fund and Columbia Management (the IMS Agreement). The IMS Agreement was approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMS Agreement is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Money Market Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated herein by reference.

40  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Columbia Money Market Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1: To elect directors to the Board.

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	1,540,170,853.500	67,912,375.900	0.000	0.000
02	Edward J. Boudreau, Jr.	1,538,643,140.726	69,440,088.674	0.000	0.000
03	Pamela G. Carlton	1,540,701,426.645	67,381,802.755	0.000	0.000
04	William P. Carmichael	1,538,607,614.059	69,475,615.341	0.000	0.000
05	Patricia M. Flynn	1,539,894,146.442	68,189,082.958	0.000	0.000
06	William A. Hawkins	1,538,986,578.199	69,096,651.201	0.000	0.000
07	R. Glenn Hilliard	1,538,656,476.072	69,426,753.328	0.000	0.000
08	Stephen R. Lewis, Jr.	1,538,921,266.994	69,161,962.406	0.000	0.000
09	John F. Maher	1,539,987,520.583	68,095,708.817	0.000	0.000
10	John J. Nagorniak	1,538,521,489.242	69,561,740.158	0.000	0.000
11	Catherine James Paglia	1,539,332,875.145	68,750,354.255	0.000	0.000
12	Leroy C. Richie	1,538,953,799.523	69,129,429.877	0.000	0.000
13	Anthony M. Santomero	1,538,985,916.043	69,097,313.357	0.000	0.000
14	Minor M. Shaw	1,539,172,340.759	68,910,888.641	0.000	0.000
15	Alison Taunton-Rigby	1,539,074,897.721	69,008,331.679	0.000	0.000
16	William F. Truscott	1,539,312,875.616	68,770,353.784	0.000	0.000

Proposal 2: To approve a proposed amendment to the Articles of Incorporation.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,499,618,708.811	51,416,649.159	57,047,864.430	7.000

Proposal 3: To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,369,439,344.783	53,924,325.637	59,974,768.980	124,744,790.000

COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  41

Proposal 4: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,370,624,235.582	54,826,462.876	57,887,740.942	124,744,790.000

Proposal 5: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Fund’s Board, but without obtaining shareholder approval.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,328,841,476.214	97,848,866.225	56,648,094.961	124,744,792.000

42  COLUMBIA MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Columbia Money Market Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6322 AC (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Money Market Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date March 23, 2011